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                    PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
                              Gateway Center Three
                               100 Mulberry Street
                              Newark, NJ 07102-4077

                                 March 16, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

            Re:  Prudential Global Total Return Fund, Inc. (File No. 333-54928)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Prudential Global Total Return Fund, Inc. (the "Fund") hereby certifies that:

         (1) the form of prospectus and proxy statement that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14, constituting the most recent amendment to the Fund's Registration Statement on Form N-14; and

         (2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 15, 2001.

                                                 Very truly yours,
                                                 PRUDENTIAL GLOBAL TOTAL RETURN
                                                 FUND, INC.

                                                 /s/ Marguerite E. H. Morrison
                                                 ----------------------------
                                                 Marguerite E. H. Morrison
                                                 Secretary